Equity - Unrealized Gain or Loss on Available-for-sale Financial Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Jan. 01, 2019 TWD ($)	Jan. 01, 2018 TWD ($)
Beginning balance	$ 384,529		$ 369,410	$ 366,928
Unrealized gain or loss on available-for-sale financial assets				605
Income tax relating to unrealized gain and loss on available-for-sale financial assets	0		0	(3)
Ending balance	384,272	$ 12,848	384,529	369,410
Effect of retrospective application of IFRS 9					$ 0	$ 883
Unrealized gain (loss) on available-for-sale financial assets [Member]
Beginning balance	0		558	(51)
Unrealized gain or loss on available-for-sale financial assets				607
Income tax relating to unrealized gain and loss on available-for-sale financial assets				2
Amount reclassified from equity to profit or loss on disposal of available-for-sale financial assets				0
Ending balance	$ 0	$ 0	$ 0	$ 558
Effect of retrospective application of IFRS 9						$ (558)